NON-CONTROLLING INTEREST - Schedule of decrease in equity of the owners (Details) € in Thousands	12 Months Ended
Dec. 31, 2024 EUR (€)
NON-CONTROLLING INTEREST
Carrying amount of acquired non-controlling interests	€ 6,755
Purchase price paid to non-controlling shareholders	(32,969)
Decrease in equity of the owners of the parent company	(26,214)
Capital reserves
NON-CONTROLLING INTEREST
Decrease in equity of the owners of the parent company	(26,273)
Reserve of exchange differences on translation
NON-CONTROLLING INTEREST
Decrease in equity of the owners of the parent company	€ 59